OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
Other Non-current Assets
OTHER NON-CURRENT ASSETS
IN MILLIONS OF USD	31.12.2019	31.12.2018
Loans and contractual receivables	27.5	27.0
Sublease receivables	7.8	–
Guarantee deposits	3.1	3.4
Other	1.0	0.1
Subtotal	39.4	30.5

Allowances	(5.5)	(3.1)
Total	33.9	27.4

MOVEMENT IN ALLOWANCES FOR DOUBTFUL ACCOUNTS

IN MILLIONS OF USD	2019	2018
Balance at January 1	(3.1)	(2.1)
Creation	(2.8)	(2.7)
Utilization	0.4	1.7
Balance at December 31	(5.5)	(3.1)